Share-Based Payments - Performance Share Awards (PSAs) Narrative (Details) (Performance Shares [Member])	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares earned as a percentage of initial award	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares earned as a percentage of initial award	200.00%